Schedule of Ordinary Shares Issued Immediately Following Consummation of Reverse Recapital (Details) (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Sep. 11, 2023
Subsidiary or Equity Method Investee [Line Items]
CCT's ordinary shares issued and outstanding prior to the reverse recapitalization		450,615,461
Conversion of prime impact's		73,004,981
Conversion ration		13.6145-for-1 conversion
Redeemable Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Convertible redeemable preferred shares		479,099,566
Conversion Of CCTs Ordinary Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of prime impact's	[1]	33,098,268
Conversion Of CCTs Convertible Redeemable Preferred Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of prime impact's	[1]	35,190,468
Conversion ration		conversion ratio of 13.6145:1.
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of prime impact's		375,193
Prime Impact converted issued and outstanding		4,716,245
Share issued		375,193
Common Class A [Member] | Prime Impact Cayman LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Share issued			634,228
Common Class A [Member] | World Dynamic Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Share issued			1,300,000
Common Class A [Member] | Goldrock Holdings Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Share issued			500,000
Sale of stock, price per share			$ 10.00
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of prime impact's		4,341,052

[1]	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.